united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:4/30/18

Item 1. Reports to Stockholders.

Annual Report

April 30, 2018

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report. The annual report is comprehensive; however, I would like to offer some additional details. The Pacific Financial Group, Inc. Mutual Funds are comprised of thirteen mutual funds:

Fund Name	Ticker	Fund Name	Ticker
RiskPro® Dynamic 0-10 Fund R	PFDOX	RiskPro® PFG Equity 30+ Fund R	PFDEX
RiskPro® PFG 0-15 Fund R	PFADX	RiskPro® 30+ Fund R	PFSEX
RiskPro® Alternative 0-15 Fund R	PFAOX	RiskPro® PFG Global 30+ Fund R	PFDGX
RiskPro® Tactical 0-30 Fund R	PFTEX	RiskPro® PFG Aggressive 30+ Fund R	PFSUX
RiskPro® Dynamic 15-25 Fund R	PFDPX	RiskPro® PFG 30+ Fund R	PFSMX
RiskPro® PFG Balanced 20-30 Fund R	PFDBX	RiskPro® Aggressive 30+ Fund R	PFLWX
RiskPro® Dynamic 20-30 Fund R	PFJDX

At year end (April 30, 2018), the Funds totaled $1,848,604,901 in assets under management. The Funds were launched in December 2017, except for RiskPro® Dynamic 20-30, which was launched in March 2018. All of the Funds incorporate our proprietary risk management software, RiskPro®. RiskPro® is a risk profiling and portfolio construction software technology that quantifies historical risk characteristics to estimate the forward-looking, maximum annual range (gain or loss) of total returns of a portfolio of securities. Investment portfolios constructed with the RiskPro® software are monitored daily to ensure that the selected portfolio(s) maintain a level of risk within a pre-determined tolerance range. Please refer to the prospectus and annual report for additional details.

Since the Funds were launched in the last year, all commentary will apply to the since inception period.

Global equities finished 2017 and began 2018 in an environment of low volatility, synchronized growth and strong returns. However, talk of a trade war and upward trending inflation caused markets to retreat and move sideways through the end of April. Fixed income instruments came under pressure as the Federal Reserve continues to normalize interest rates, with yields moving higher across maturities.

RiskPro® Dynamic 0-10 Fund

The RiskPro® Dynamic 0-10 Fund returned -2.12% from inception through 4/30/2018, while the Bloomberg Barclays US Aggregate Bond Index returned -2.25% for the same period. Performance across the portfolio was solid with PIMCO Foreign Bond (USD-Hedged) Fund (11.76% position) and PIMCO Low Duration Income Fund (14.36% position) contributing 0.40% and 0.51% respectively, on a weighted basis. These holdings represent two themes that performed well, global diversification and less interest rate sensitivity. The PIMCO Mortgage Opportunities Fund (12.74% position) also made a significant contribution, 0.33%, on a weighted basis. The PIMCO Investment Grade Corporate Bond Fund (5.88% position) was the only holding to underperform the broad bond market.

RiskPro® PFG 0-15 Fund

The RiskPro® PFG 0-15 Fund returned -2.80% from inception through 4/30/2018, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.53% for the same period. The strongest performing segment was an allocation to international stocks with the Cambiar International Equity Fund (5.14% position) and WCM Focused International Growth

Fund (5% position) each contributing 0.15% on a weighted basis. An opportunistic credit manager, Nuveen Symphony Credit Opportunities (5.08% position), also contributed to performance, 0.05% on a weighted basis. The largest detractors were long term bonds and managed futures holdings. The iShares 20+ Year Treasury Bond ETF (9.84% position) detracted -0.71% on a weighted basis, as yields moved higher. AQR Managed Futures Strategy Fund (6.99% position) and Natixis ASG Managed Futures Strategy Fund (6.97% position) detracted -0.25% and -0.43% on a weighted basis.

RiskPro® Alternative 0-15 Fund

The RiskPro® Alternative 0-15 Fund returned -1.77% from inception through 4/30/2018, while the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.53% for the same period. The majority of positions produced positive returns for the period but lagged the T-Bill index. The strongest performing positions were PIMCO RAE Worldwide Long/Short Plus Fund (14.90% position) and PIMCO Unconstrained Bond Fund (17.80% position) benefiting from international equity and mortgage exposure. The largest detractor from performance was the PIMCO TRENDS Managed Futures Strategy Fund (14.90% position), detracting -0.60% on a weighted basis.

RiskPro® Tactical 0-30 Fund

The RiskPro® Tactical 0-30 Fund returned -1.57% from inception through 4/30/2018, while the Morningstar Moderate Target Risk Index returned 0.05% for the same period. The strongest performing position was the Meeder Spectrum Fund (9.98% position), contributing 0.06% on a weighted basis. This is a long-short equity fund that was able to take advantage of market conditions. The Meeder Muirfield Fund (14.96% position) also contributed 0.05% on a weighted basis. The largest detractor was the Meeder Balanced Fund (56.99% position), detracting -0.16%, on a weighted basis.

RiskPro® Dynamic 15-25 Fund

The RiskPro® Dynamic 15-25 Fund returned -1.67% from inception through 4/30/2018, while the Morningstar Moderate Target Risk Index returned 0.05% for the same period. Global equity holdings provided a boost to performance, led by PIMCO RAE Fundamental Emerging Markets Fund (10.06% position), which added 0.59% to performance, on a weighted basis. The PIMCO Stock PLUS International (USD-Hedged) Fund (14.09% position) and PIMCO RAE Fundamental International Fund (7.94% position) also made notable contributions. The largest detractor from performance was PIMCO Real Estate Real Return Strategy Fund (3.08% position), detracting -0.21% on a weighted basis.

RiskPro® PFG Balanced 20-30 Fund

The RiskPro® PFG Balanced 20-30 Fund returned -1.84% from inception through 4/30/2018, while the Morningstar Moderate Aggressive Target Risk Index returned 0.71% for the same period. Moderate allocation managers were mixed as both stocks and bonds pulled back. The Columbia Balanced Fund (14.45% position) detracted -0.29%, on a weighted basis, while the Fidelity Balanced Fund (9.53% position) contributed 0.04%, on a weighted basis. Other components made contributions to performance, including the SPDR Portfolio Total Stock Market ETF (19.11% position) and Calamos Market Neutral Income Fund (3.02% position), 0.11% and 0.10% respectively. A long-short equity manager, AQR Long-Short Equity Fund (8.30% position), struggled and detracted -0.19% on a weighted basis.

RiskPro® Dynamic 20-30 Fund

The RiskPro® Dynamic 20-30 Fund returned -2.00% from inception (3/15/2018) through 4/30/2018, while the Morningstar Moderate Aggressive Target Risk Index returned -1.80% for the same period. Due to the limited history, no performance commentary is presented at this time. We are pleased with the initial results and will provide a full review in the next annual shareholder letter.

RiskPro® PFG Equity 30+ Fund

The RiskPro® PFG Equity 30+ Fund returned -1.85% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. Performance was mixed with large cap growth, technology and mid and small cap holdings providing a boost, while low volatility and value holdings detracted. The top two performing holdings on a weighted basis were iShares Core S&P Small-Cap ETF (15.11% position) and PowerShares QQQ ETF (6.01% position), adding 0.54% and 0.25% on a weighted basis, respectively. The largest detractors were SPDR SSGA US Small Cap Low Volatility and PowerShares S&P Midcap Low Volatility ETF, impacting returns by -0.47% and -0.29%, respectively. Both positions were eliminated from the portfolio.

RiskPro® 30+ Fund

The RiskPro® 30+ Fund returned -0.30% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. International equity exposure and growth holdings provided the largest contribution to performance. The Ivy Large Cap Growth Fund (11.78% position) and Ivy Mid Cap Growth Fund (10.13% position) added 0.50% and 0.40%, respectively, on a weighted basis. The Ivy International Core Equity Fund (12.28% position) and Ivy Emerging Markets Equity Fund (10.14% position) contributed 0.46% and 0.18%, respectively. The primary detractor from performance was real estate exposure, as the Ivy Securian Real Estate Securities Fund (5.09% position) detracted by -0.31%, a weighted basis.

RiskPro® PFG Global 30+ Fund

The RiskPro® PFG Global 30+ Fund returned -1.12% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. The strategy benefited from exposure to Europe, with the First Trust Europe AlphaDEX ETF (10.26% position) providing a contribution of 0.46% on a weighted basis. The T. Rowe Price Global Stock Fund (17.28% position) benefited from strong stock selection, adding 0.46% on a weighted basis. The primary detractor was Lazard Global Listed Infrastructure Fund (10.50% position), detracting -0.77% on a weighted basis.

RiskPro® PFG Aggressive 30+ Fund

The RiskPro® PFG Aggressive 30+ Fund returned 0.23% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. On a net basis, international and growth holdings were the top contributors to performance. Among international exposure, the Wilshire International Equity Fund (40.12% position) made the largest contribution, 0.96% on a weighted basis. The Columbia Select Large Cap Growth Fund led growth names with a 0.62% contribution, however due to a rebalance the position in no longer in the portfolio. A domestic large cap value position led detractors with -0.30% on a weighted basis.

RiskPro® PFG 30+ Fund

The RiskPro® PFG 30+ Fund returned 0.50% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. Commodity exposure and growth holdings provided the largest contribution to returns, while real estate and domestic value holdings detracted. The leading performer on a weighted basis was MFS Growth Fund (12.95% position) with a 0.52% contribution, followed by iShares Commodities Select Strategy ETF (5% position) with a 0.45% contribution. MFS Value Fund (12.79% position) led the detractors with -0.66% on a weighted basis, followed by MFS Global Real Estate Fund (4.93% position) detracting by -0.16%.

RiskPro® Aggressive 30+ Fund

The RiskPro® Aggressive 30+ Fund returned -0.77% from inception through 4/30/2018, while the Morningstar Aggressive Target Risk Index returned 1.25% for the same period. International value and emerging markets exposure provided the biggest boost to performance. The SA International Value Fund (15.44% position) added 0.56%, on a weighted basis, while the SA Emerging Markets Value Fund (4.83% position) added 0.36%. Value and real estate holdings were among the largest detractors. The SA Real Estate Securities Fund (3.42% position) detracted -0.48% on a weighted basis, while the SA US Value Fund (11.76% position) detracted -0.24%.

The results so far reflect a very short time period relative to our investment horizon. We are always looking for ways to improve our investment process and how we construct portfolios. We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Group Mutual Funds.

Sincerely,

Jennifer Enstad, Chief Investment Officer

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. The Funds’ prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of funds. This and other important information about the Funds are contained in the prospectus; to obtain an additional prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Bloomberg Barclays 13 - Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value. The S&P 500 Index is an unmanaged broad measure of the U.S. stock market utilizing a capitalization weighted composite of 500 widely held U.S. firms. The MSCI All Country World Index (ACWI) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. Investors may not invest in the Index directly; unlike a fund’s returns, the Index does not reflect any fees or expenses.

3522-NLD-5/9/2018

RiskPro® 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® 30+ Fund
Class R	(0.30)%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.87% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	87.42%
Mutual Fund - Mixed Allocation Fund	12.31%
Money Market Fund	0.51%
Other Assets Less Liabilities - Net	(0.24)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Aggressive 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Aggressive 30+ Fund
Class R	(0.77)%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.20% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	70.15%
Exchanged Traded Funds - Equity Funds	29.56%
Money Market Fund	0.47%
Other Assets Less Liabilities - Net	(0.18)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Alternative 0-15 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Alternative 0-15 Fund
Class R	(1.77)%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.53%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.14% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Alternative Funds	62.67%
Mutual Funds - Debt Funds	36.61%
Money Market Fund	1.37%
Other Assets Less Liabilities - Net	(0.65)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Dynamic 0-10 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Dynamic 0-10 Fund
Class R	(2.12)%
Bloomberg Barclays U.S. Aggregate Bond Index***	(2.25)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.67% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	98.17%
Money Market Fund	2.81%
Other Assets Less Liabilities - Net	(0.98)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Dynamic 15-25 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Dynamic 15-25 Fund
Class R	(1.67)%
Morningstar Moderate Target Risk Index (Total Return)***	0.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.72% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	56.15%
Mutual Funds - Debt Funds	43.56%
Money Market Fund	0.54%
Other Assets Less Liabilities - Net	(0.25)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Dynamic 20-30 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Dynamic 20-30 Fund
Class R	(2.00)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	(1.80)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.72% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations and trading was March 15, 2018.

The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	47.64%
Mutual Funds - Debt Funds	21.00%
Mutual Fund - Mixed Allocation Fund	14.66%
Mutual Funds - Alternative Funds	8.32%
Exchange Traded Fund - Equity Fund	7.73%
Money Market Fund	0.87%
Other Assets Less Liabilities - Net	(0.22)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG 0-15 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG 0-15 Fund
Class R	(2.80)%
Bloomberg Barclays 1-3 Month T-Bill Index***	0.53%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.12% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Debt Funds	43.96%
Mutual Funds - Alternative Funds	35.16%
Exchange Traded Fund - Debt Fund	10.14%
Mutual Funds - Equity Funds	9.82%
Money Market Fund	1.25%
Other Assets Less Liabilities - Net	(0.33)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG 30+ Fund
Class R	0.50%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.82% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	94.34%
Exchange Traded Fund - Commodity Fund	5.00%
Money Market Fund	1.00%
Other Assets Less Liabilities - Net	(0.34)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG Aggressive 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG Aggressive 30+ Fund
Class R	0.23%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.94% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	100.14%
Money Market Fund	0.14%
Other Assets Less Liabilities - Net	(0.28)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG Balanced 20-30 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG Balanced 20-30 Fund
Class R	(1.84)%
Morningstar Moderate Aggressive Target Risk Index (Total Return)***	0.71%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.69% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	55.74%
Exchange Traded Fund - Equity Fund	21.02%
Mutual Funds - Alternative Funds	14.33%
Mutual Fund - Equity Fund	7.83%
Mutual Fund - Debt Fund	0.99%
Money Market Fund	1.13%
Other Assets Less Liabilities - Net	(1.04)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG Equity 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG Equity 30+ Fund
Class R	(1.85)%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.35% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	79.38%
Mutual Funds - Equity Funds	19.91%
Money Market Fund	0.86%
Other Assets Less Liabilities - Net	(0.15)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® PFG Global 30+ Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® PFG Global 30+ Fund
Class R	(1.12)%
Morningstar Aggressive Target Risk Index (Total Return)***	1.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.07% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Equity Funds	85.26%
Exchange Traded Funds - Equity Funds	14.25%
Money Market Fund	0.75%
Other Assets Less Liabilities - Net	(0.26)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RiskPro® Tactical 0-30 Fund
Fund Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the period ended April 30, 2018 as compared to its benchmark:

Performance
Since Inception**
RiskPro® Tactical 0-30 Fund
Class R	(1.57)%
Morningstar Moderate Target Risk Index (Total Return)***	0.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.92% for Class R shares, per the September 15, 2017 prospectus.

**	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Mutual Funds - Asset Allocation Funds	69.04%
Mutual Funds - Equity Funds	21.07%
Mutual Fund - Alternative Fund	10.01%
Money Market Fund	1.50%
Other Assets Less Liabilities - Net	(1.62)%
100.00%

Please refer to the Fund of Investments in this annual report for more information regarding the Fund’s holdings as of April 30, 2018.

RISKPRO® 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.73%
	EQUITY FUNDS - 87.42%
638,818	Ivy Core Equity Fund - Institutional Class	$10,566,049
403,799	Ivy Emerging Markets Equity Fund - Institutional Class	8,629,194
445,068	Ivy Global Equity Income Fund - Institutional Class	6,253,200
76,948	Ivy Global Growth Fund - Institutional Class	3,720,443
420,678	Ivy Large Cap Growth Fund - Institutional Class	10,071,024
344,150	Ivy Mid Cap Growth Fund - Institutional Class	8,927,258
118,947	Ivy Science and Technology Fund - Institutional Class	8,400,063
204,842	Ivy Securian Real Estate Securities Fund - Institutional Class	4,668,352
344,203	Ivy Small Cap Core Fund - Institutional Class	7,028,627
296,095	Ivy Value Fund - Institutional Class	6,940,460
		75,204,670
	MIXED ALLOCATION FUND - 12.31%
513,123	Ivy International Core Equity Fund - Institutional Class	10,590,854

	TOTAL MUTUAL FUNDS (Cost - $86,680,407)	85,795,524

	SHORT-TERM INVESTMENT - 0.51%
	MONEY MARKET FUND - 0.51%
440,678	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	440,678
	TOTAL SHORT-TERM INVESTMENT (Cost - $440,678)

	TOTAL INVESTMENTS - 100.24% (Cost - $87,121,085)	$86,236,202
	OTHER ASSETS AND LIABILITIES - NET - (0.24)%	(203,052)
	TOTAL NET ASSETS - 100.00%	$86,033,150

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 29.56%
	EQUITY FUNDS - 29.56%
97,371	iShares Edge MSCI USA Value Factor ETF	$8,017,528
152,295	iShares MSCI EAFE Value ETF	8,502,630
32,942	iShares Russell 2000 ETF	5,050,668
87,981	Vanguard FTSE Emerging Markets ETF	4,018,972
46,871	Vanguard Real Estate ETF	3,566,414
68,233	Vanguard Total Stock Market ETF	9,302,205
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,415,793)	38,458,417

	MUTUAL FUNDS - 70.15%
	EQUITY FUNDS - 70.15%
636,335	DFA International Small Company Portfolio - Institutional Class	13,598,471
570,579	SA Emerging Markets Value Fund - Select Class	6,287,776
1,594,012	SA International Value Fund - Select Class	20,100,487
421,811	SA Real Estate Securities Fund - Select Class	4,454,326
886,853	SA US Core Market Fund - Select Class	20,716,892
417,738	SA US Small Company Fund - Select Class	10,819,414
832,074	SA US Value Fund - Select Class	15,310,170
	TOTAL MUTUAL FUNDS (Cost - $95,717,268)	91,287,536

	SHORT-TERM INVESTMENT - 0.47%
	MONEY MARKET FUND - 0.47%
614,722	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	614,722
	TOTAL SHORT-TERM INVESTMENT (Cost - $614,722)

	TOTAL INVESTMENTS - 100.18% (Cost - $135,747,783)	$130,360,675
	OTHER ASSETS AND LIABILITIES - NET - (0.18)%	(238,561)
	TOTAL NET ASSETS - 100.00%	$130,122,114

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.28%
	ALTERNATIVE FUNDS - 62.67%
633,103	PIMCO EqS Long/Short Fund - Institutional Class	$7,483,283
764,097	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	7,488,148
796,519	PIMCO Trends Managed Futures Strategy Fund - Institutional Class	7,511,173
831,458	PIMCO Unconstrained Bond Fund - Institutional Class	8,963,118
		31,445,722
	DEBT FUNDS - 36.61%
888,368	PIMCO Credit Absolute Return Fund - Institutional Class	8,954,750
857,566	PIMCO Mortgage Opportunities Fund - Institutional Class	9,416,071
		18,370,821

	TOTAL MUTUAL FUNDS (Cost - $50,948,318)	49,816,543

	SHORT-TERM INVESTMENT - 1.37%
	MONEY MARKET FUND - 1.37%
686,319	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	686,319
	TOTAL SHORT-TERM INVESTMENT (Cost - $686,319)

	TOTAL INVESTMENTS - 100.65% (Cost - $51,634,637)	$50,502,862
	OTHER ASSETS AND LIABILITIES - NET - (0.65)%	(323,791)
	TOTAL NET ASSETS - 100.00%	$50,179,071

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 98.17%
	DEBT FUNDS - 98.17%
364,570	PIMCO Diversified Income Fund - Institutional Class	$3,904,546
594,180	PIMCO Foreign Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	6,387,431
314,033	PIMCO Investment Grade Corporate Bond Fund - Institutional Class	3,193,716
913,304	PIMCO Low Duration Income Fund - Institutional Class	7,799,619
630,724	PIMCO Mortgage Opportunities Fund - Institutional Class	6,925,351
343,726	PIMCO Real Return Fund - Institutional Class	3,729,429
2,135,551	PIMCO Total Return Fund - Institutional Class	21,291,439
	TOTAL MUTUAL FUNDS (Cost - $53,965,894)	53,231,531

	SHORT-TERM INVESTMENT - 2.81%
	MONEY MARKET FUND - 2.81%
1,524,302	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,524,302
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,524,302)

	TOTAL INVESTMENTS - 100.98% (Cost - $55,490,196)	$54,755,833
	OTHER ASSETS AND LIABILITIES - NET - (0.98)%	(531,107)
	TOTAL NET ASSETS - 100.00%	$54,224,726

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 99.71%
	DEBT FUNDS - 43.56%
692,029	PIMCO Diversified Income Fund - Institutional Class	$7,411,633
888,078	PIMCO Foreign Bond Fund U.S. Dollar-Hedged Fund - Institutional Class	9,546,835
1,735,715	PIMCO Low Duration Income Fund - Institutional Class	14,823,004
1,351,231	PIMCO Mortgage Opportunities Fund - Institutional Class	14,836,516
879,119	PIMCO Real Return Fund - Institutional Class	9,538,436
3,610,704	PIMCO Total Return Fund - Institutional Class	35,998,722
		92,155,146
	EQUITY FUNDS - 56.15%
1,791,595	PIMCO RAE Fundamental Emerging Markets Fund - Institutional Class	21,319,978
1,503,829	PIMCO RAE Fundamental International Fund - Institutional Class	16,857,920
2,092,411	PIMCO RAE Fundamental U.S. Fund - Institutional Class	23,162,994
838,038	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	6,570,222
1,960,013	PIMCO StocksPLUS Absolute Return Fund - Institutional Class	20,932,937
3,504,256	PIMCO StocksPLUS International Fund U.S. Dollar - Hedged - Institutional Class	29,961,390
		118,805,441

	TOTAL MUTUAL FUNDS (Cost - $213,401,597)	210,960,587

	SHORT-TERM INVESTMENT - 0.54%
	MONEY MARKET FUND - 0.54%
1,149,299	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,149,299
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,149,299)

	TOTAL INVESTMENTS - 100.25% (Cost - $214,550,896)	$212,109,886
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(522,793)
	TOTAL NET ASSETS - 100.00%	$211,587,093

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 7.73%
	EQUITY FUND - 7.73%
170,376	JPMorgan Diversified Return U.S. Equity ETF	$11,892,245
	TOTAL EXCHANGE TRADED FUND (Cost - $12,035,356)

	MUTUAL FUNDS - 91.62%
	ALTERNATIVE FUNDS - 8.32%
493,747	JPMorgan Hedged Equity Fund - Institutional Class	9,361,445
229,093	JPMorgan Multi-Manager Alternatives Fund - Institutional Class	3,440,971
		12,802,416
	DEBT FUNDS - 21.00%
1,907,983	JPMorgan Core Plus Bond Fund - Institutional Class	15,321,105
766,955	JPMorgan Emerging Markets Debt Fund - Institutional Class	6,120,303
1,073,135	JPMorgan Global Bond Opportunities Fund - Institutional Class	10,870,858
		32,312,266
	EQUITY FUNDS - 47.64%
318,183	JPMorgan Emerging Markets Equity Fund - Institutional Class	9,230,475
550,135	JPMorgan Growth Advantage Fund - Institutional Class	11,607,840
501,606	JPMorgan International Unconstrained Equity Fund - Institutional Class	10,724,331
591,569	JPMorgan Intrepid Mid Cap Fund - Institutional Class	13,990,618
1,083,046	JPMorgan Market Expansion Enhanced Index Fund - Institutional Class	12,303,404
521,324	JPMorgan U.S. Large Cap Core Plus Fund - Institutional Class	15,436,416
		73,293,084
	MIXED ALLOCATION FUND - 14.66%
1,210,724	JPMorgan Global Allocation Fund - Institutional Class	22,555,783

	TOTAL MUTUAL FUNDS (Cost - $143,262,826)	140,963,549

	SHORT-TERM INVESTMENT - 0.87%
	MONEY MARKET FUND - 0.87%
1,342,259	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,342,259
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,342,259)

	TOTAL INVESTMENTS - 100.22% (Cost - $156,640,441)	$154,198,053
	OTHER ASSETS AND LIABILITIES - NET - (0.22)%	(339,748)
	TOTAL NET ASSETS - 100.00%	$153,858,305

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 10.14%
	DEBT FUND - 10.14%
50,028	iShares 20+ Year Treasury Bond ETF	$5,958,335
	TOTAL EXCHANGE TRADED FUND (Cost - $6,293,069)

	MUTUAL FUNDS - 88.94%
	ALTERNATIVE FUNDS - 35.16%
346,633	361 Global Long/Short Equity Fund - Institutional Class	4,069,468
451,098	AQR Managed Futures Strategy Fund - Institutional Class ^	4,005,750
386,690	ASG Managed Futures Strategy Fund - Institutional Class	3,781,830
330,212	BlackRock Event Driven Equity Fund - Institutional Class ^	2,962,005
556,585	Gotham Neutral Fund - Institutional Class	5,833,011
		20,652,064
	DEBT FUNDS - 43.96%
662,835	John Hancock Funds II - Strategic Income Opportunities Fund - Institutional Class	7,052,568
1,087,481	Metropolitan West Total Return Bond Fund - Institutional Class	11,277,177
149,241	Nuveen Symphony Credit Opportunities Fund - Institutional Class	2,983,331
442,857	Wilshire Income Opportunities Fund - Institutional Class	4,508,278
		25,821,354
	EQUITY FUNDS - 9.82%
99,713	Cambiar International Equity Fund - Institutional Class	2,879,705
181,370	WCM Focused International Growth Fund - Institutional Class	2,891,042
		5,770,747

	TOTAL MUTUAL FUNDS (Cost - $53,412,792)	52,244,165

	SHORT-TERM INVESTMENT - 1.25%
	MONEY MARKET FUND - 1.25%
735,984	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	735,984
	TOTAL SHORT-TERM INVESTMENT (Cost - $735,984)

	TOTAL INVESTMENTS - 100.33% (Cost - $60,441,845)	$58,938,484
	OTHER ASSETS AND LIABILITIES - NET - (0.33)%	(194,339)
	TOTAL NET ASSETS - 100.00%	$58,744,145

ETF - Exchange Traded Fund

^	Non-income producing security.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 5.00%
	COMMODITY FUND - 5.00%
148,321	iShares Commodities Select Strategy ETF	$5,697,010
	TOTAL EXCHANGE TRADED FUND (Cost - $5,451,625)

	MUTUAL FUNDS - 94.34%
	EQUITY FUNDS - 94.34%
60,529	MFS Emerging Markets Equity Fund - Institutional Class	2,274,669
377,716	MFS Global Real Estate Fund - Institutional Class	5,771,506
147,094	MFS Growth Fund - Retail Class	14,896,186
352,440	MFS Institutional International Equity Fund - Institutional Class	9,033,034
266,147	MFS International Growth Fund - Retail Class	9,051,662
126,317	MFS International New Discovery Fund - Retail Class	4,610,578
654,961	MFS Mid Cap Growth Fund - Institutional Class	11,651,762
483,884	MFS Mid Cap Value Fund - Institutional Class	11,414,817
92,821	MFS New Discovery Fund - Retail Class	2,973,995
178,765	MFS New Discovery Value Fund - Institutional Class	2,763,697
235,289	MFS Research Fund - Retail Class	9,969,206
468,763	MFS Research International Fund - Retail Class	9,033,063
362,101	MFS Value Fund - Retail Class	14,063,990
	TOTAL MUTUAL FUNDS (Cost - $108,825,169)	107,508,165

	SHORT-TERM INVESTMENT - 1.00%
	MONEY MARKET FUND - 1.00%
1,137,387	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,137,387
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,137,387)

	TOTAL INVESTMENTS - 100.34% (Cost - $115,414,181)	$114,342,562
	OTHER ASSETS AND LIABILITIES - NET - (0.34)%	(390,012)
	TOTAL NET ASSETS - 100.00%	$113,952,550

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 100.14%
	EQUITY FUNDS - 100.14%
316,245	Fidelity 500 Index Fund - Retail Class	$29,281,169
1,424,529	Fidelity Emerging Markets Index Fund - Institutional Class	16,353,594
8,271,343	Wilshire International Equity Fund - Institutional Class+	92,556,324
692,735	Wilshire Large Company Growth - Institutional Class+	30,314,079
2,100,751	Wilshire Large Company Value - Institutional Class+	43,485,544
332,826	Wilshire Small Company Growth - Institutional Class+	9,152,716
389,875	Wilshire Small Company Value - Institutional Class+	9,103,588
	TOTAL MUTUAL FUNDS (Cost - $236,151,664)	230,247,014

	SHORT-TERM INVESTMENT - 0.14%
	MONEY MARKET FUND - 0.14%
327,716	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	327,716
	TOTAL SHORT-TERM INVESTMENT (Cost - $327,716)

	TOTAL INVESTMENTS - 100.28% (Cost - $236,479,380)	$230,574,730
	OTHER ASSETS AND LIABILITIES - NET - (0.28)%	(653,454)
	TOTAL NET ASSETS - 100.00%	$229,921,276

+	Affiliated Company - RiskPro® PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this Mutual Fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUND - 21.02%
	EQUITY FUND - 21.02%
1,427,003	SPDR Portfolio Total Stock Market ETF	$47,091,099
	TOTAL EXCHANGE TRADED FUND (Cost - $47,972,169)

	MUTUAL FUNDS - 78.89%
	ALTERNATIVE FUNDS - 14.33%
1,441,895	AQR Long-Short Equity Fund - Institutional Class	19,566,520
479,376	Calamos Market Neutral Income Fund - Institutional Class	6,375,696
531,928	Litman Gregory Masters Alternative Strategies Fund - Institutional Class	6,159,721
		32,101,937
	ASSET ALLOCATION FUNDS - 55.74%
1,480,447	American Balanced Fund - Retail Class	39,661,190
793,058	BlackRock Balanced Capital Fund, Inc. - Institutional Class	18,073,789
743,850	Columbia Balanced Fund - Institutional Class	29,917,658
908,704	Fidelity Balanced Fund - Institutional Class	21,572,625
457,283	Vanguard Balanced Index Fund - Institutional Class	15,648,213
		124,873,475
	DEBT FUND - 0.99%
82,609	Guggenheim Total Return Bond Fund - Institutional Class	2,216,397

	EQUITY FUND - 7.83%
1,389,816	GuideStone Defensive Market Strategies Fund - Investor Class	17,553,381

	TOTAL MUTUAL FUNDS (Cost - $180,641,387)	176,745,190

	SHORT-TERM INVESTMENT - 1.13%
	MONEY MARKET FUND - 1.13%
2,521,280	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	2,521,280
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,521,280)

	TOTAL INVESTMENTS - 101.04% (Cost - $231,134,836)	$226,357,569
	OTHER ASSETS AND LIABILITIES - NET - (1.04)%	(2,328,923)
	TOTAL NET ASSETS - 100.00%	$224,028,646

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 79.38%
	EQUITY FUNDS - 79.38%
150,728	Amplify Online Retail ETF ^	$6,767,687
104,921	First Trust Dow Jones Internet Index Fund	12,993,417
575,095	iShares Core S&P Small-Cap ETF	44,753,893
551,739	iShares Edge MSCI Min Vol USA ETF	28,712,498
310,465	iShares Exponential Technologies ETF	11,173,635
195,201	iShares Russell 1000 ETF	28,741,395
218,764	iShares Russell Mid-Cap ETF	45,080,698
286,933	iShares Russell Top 200 Growth ETF	21,261,735
419,548	iShares Russell Top 200 Value ETF+	21,264,790
112,096	Powershares QQQ Trust Series 1	18,040,730
	TOTAL EXCHANGE TRADED FUNDS (Cost - $240,034,549)	238,790,478

	MUTUAL FUNDS - 19.91%
	EQUITY FUNDS - 19.91%
693,857	Akre Focus Fund - Institutional Class	23,792,357
2,388,081	DoubleLine Shiller Enhanced CAPE/USA - Class I	36,107,787
	TOTAL MUTUAL FUNDS (Cost - $60,767,984)	59,900,144

	SHORT-TERM INVESTMENT - 0.86%
	MONEY MARKET FUND - 0.86%
2,570,856	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	2,570,856
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,570,856)

	TOTAL INVESTMENTS - 100.15% (Cost - $303,373,389)	$301,261,478
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(453,328)
	TOTAL NET ASSETS - 100.00%	$300,808,150

^	Non-income producing security.

+	Affiliated Company - RiskPro® PFG Equity 30+ Fund holds in excess of 5% of outstanding voting securities of this Exchange Traded Fund.

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 14.25%
	EQUITY FUNDS - 14.25%
335,941	First Trust Europe AlphaDEX Fund	$13,511,547
156,837	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,619,470
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,631,657)	19,131,017

	MUTUAL FUNDS - 85.26%
	EQUITY FUNDS - 85.26%
1,545,507	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	19,519,752
1,035,519	Calvert Emerging Markets Equity Fund - Class I	17,935,186
119,051	FMI International Fund - Investor Class	4,023,919
876,965	Lazard Global Listed Infrastructure Portfolio Fund - Institutional Class	13,917,444
925,443	Matthews Japan Fund - Institutional Class	22,627,080
595,581	T Rowe Price Global Stock Fund - Class I	23,525,471
418,257	Thornburg Global Opportunities Fund - Institutional Class	12,928,314
	TOTAL MUTUAL FUNDS (Cost - $115,093,332)	114,477,166

	SHORT-TERM INVESTMENT - 0.75%
	MONEY MARKET FUND - 0.75%
1,010,415	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,010,415
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,010,415)

	TOTAL INVESTMENTS - 100.26% (Cost - $135,735,404)	$134,618,598
	OTHER ASSETS AND LIABILITIES - NET - (0.26)%	(353,498)
	TOTAL NET ASSETS - 100.00%	$134,265,100

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

ETF - Exchange Traded Fund

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

RISKPRO® TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS	April 30, 2018

Shares	Description	Value
	MUTUAL FUNDS - 100.12%
	ALTERNATIVE FUND - 10.01%
874,336	Meeder Spectrum Fund - Institutional Class+	$10,098,584

	ASSET ALLOCATION FUNDS - 69.04%
4,996,509	Meeder Balanced Fund - Institutional Class+	57,759,639
527,782	Meeder Conservative Allocation - Institutional Class	11,890,933
		69,650,572
	EQUITY FUNDS - 21.07%
525,488	Meeder Moderate Allocation Fund - Institutional Class	6,085,154
2,008,669	Meeder Muirfield Fund - Institutional Class	15,165,450
		21,250,604

	TOTAL MUTUAL FUNDS (Cost - $102,760,629)	100,999,760

	SHORT-TERM INVESTMENT - 1.50%
	MONEY MARKET FUND - 1.50%
1,518,438	Milestone Treasury Obligations Portfolio - Institutional Class, 1.48%* (a)	1,518,438
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,518,438)

	TOTAL INVESTMENTS - 101.62% (Cost - $104,279,067)	$102,518,198
	OTHER ASSETS AND LIABILITIES - NET - (1.62)%	(1,637,623)
	TOTAL NET ASSETS - 100.00%	$100,880,575

+	Affiliated Company - RiskPro® Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.

*	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

(a)	The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities
April 30, 2018

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
Assets:	Fund	30+ Fund	0-15 Fund	0-10 Fund
Total Securities, at cost	$87,121,085	$135,747,783	$51,634,637	$55,490,196
Total Securities, at fair value	$86,236,202	$130,360,675	$50,502,862	$54,755,833
Cash at broker	49	—	—	—
Receivable for securities sold	—	—	187,969	10,900
Receivable for Fund shares sold	28,845	59,284	4,645	2,655
Interest and dividends receivable	237	669	47,129	122,108
Prepaid expenses and other assets	8,268	43,680	24,061	10,556
Total Assets	86,273,601	130,464,308	50,766,666	54,902,052
Liabilities:
Payable for Fund shares redeemed	6,000	53,655	76,364	32,595
Payable for securities purchased	—	—	371,301	445,824
Accrued 12b-1 fees	17,773	26,571	10,147	10,786
Accrued investment advisory fees	88,863	132,854	50,737	53,932
Payable to related parties	13,650	14,127	9,361	12,923
Accrued expenses and other liabilities	114,165	114,987	69,685	121,266
Total Liabilities	240,451	342,194	587,595	677,326
Net Assets	$86,033,150	$130,122,114	$50,179,071	$54,224,726

Net Assets:
Paid in capital	$87,117,669	$133,360,554	$51,496,791	$55,107,766
Undistributed net investment loss	(676,820)	(828,415)	(164,288)	(20,015)
Accumulated net realized gain/(loss) on investments	477,184	2,977,083	(21,657)	(128,662)
Net unrealized depreciation on investments	(884,883)	(5,387,108)	(1,131,775)	(734,363)
Net Assets	$86,033,150	$130,122,114	$50,179,071	$54,224,726

Class R Shares:
Net assets	$86,033,150	$130,122,114	$50,179,071	$54,224,726
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	8,625,105	13,301,001	5,213,028	5,548,202

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.97	$9.78	$9.63	$9.77

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2018

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
Assets:	15-25 Fund	20-30 Fund	0-15 Fund	30+ Fund
Total Securities, at cost	$214,550,896	$156,640,441	$60,441,845	$115,414,181
Total Securities, at fair value	$212,109,886	$154,198,053	$58,938,484	$114,342,562
Cash at broker	—	110,900	—	—
Receivable for Fund shares sold	36,022	50,908	7,445	22,497
Interest and dividends receivable	221,106	1,004	53,774	461
Prepaid expenses and other assets	30,767	29,244	10,561	7,522
Total Assets	212,397,781	154,390,109	59,010,264	114,373,042
Liabilities:
Payable for Fund shares redeemed	371,389	240,560	102,403	155,452
Accrued 12b-1 Fees	43,279	30,848	11,992	23,288
Accrued investment advisory fees	216,396	154,242	59,962	116,437
Payable to related parties	19,186	13,473	10,212	13,886
Accrued expenses and other liabilities	160,438	92,681	81,550	111,429
Total Liabilities	810,688	531,804	266,119	420,492
Net Assets	$211,587,093	$153,858,305	$58,744,145	$113,952,550

Net Assets:
Paid in capital	$215,192,121	$156,432,699	$60,356,313	$114,667,020
Undistributed net investment loss	(571,451)	(132,006)	(125,017)	(771,912)
Accumulated net realized gain/(loss) on investments	(592,567)	—	16,210	1,129,061
Net unrealized depreciation on investments	(2,441,010)	(2,442,388)	(1,503,361)	(1,071,619)
Net Assets	$211,587,093	$153,858,305	$58,744,145	$113,952,550

Class R Shares:
Net assets	$211,587,093	$153,858,305	$58,744,145	$113,952,550
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	21,760,426	15,707,459	6,075,882	11,427,550
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.72	$9.80	$9.67	$9.97

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2018

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
Assets:	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investments in unaffiliated securities, at cost	$48,123,030	$231,134,836	$281,259,007	$135,735,404
Investments in affiliated securities, at cost	188,356,350	—	22,114,382	—
Total Securities, at cost	$236,479,380	$231,134,836	$303,373,389	$135,735,404
Investments in unaffiliated securities, at fair value, net	$45,962,479	$226,357,569	$279,996,688	$134,618,598
Investments in affiliated securities, at fair value, net	184,612,251	—	21,264,790	—
Total Securities, at fair value	$230,574,730	$226,357,569	$301,261,478	$134,618,598
Receivable for Fund shares sold	65,989	30,710	69,653	52,082
Interest and dividends receivable	745	6,295	76,241	1,206
Prepaid expenses and other assets	—	30,635	30,837	12,853
Total Assets	230,641,464	226,425,209	301,438,209	134,684,739
Liabilities:
Payable for Fund shares redeemed	185,635	176,874	145,793	166,540
Payable for securities purchased	—	1,799,448	—	—
Accrued 12b-1 Fees	47,113	46,060	61,702	27,478
Accrued investment advisory fees	235,567	230,299	308,510	137,392
Payable to related parties	24,993	21,978	13,751	8,040
Accrued expenses and other liabilities	226,880	121,904	100,303	80,189
Total Liabilities	720,188	2,396,563	630,059	419,639
Net Assets	$229,921,276	$224,028,646	$300,808,150	$134,265,100

Net Assets:
Paid in capital	$232,640,755	$227,679,532	$306,646,295	$134,601,927
Undistributed net investment loss	—	—	(1,043,230)	—
Accumulated net realized gain/(loss) on investments	3,185,171	1,126,381	(2,683,004)	779,979
Net unrealized depreciation on investments	(5,904,650)	(4,777,267)	(2,111,911)	(1,116,806)
Net Assets	$229,921,276	$224,028,646	$300,808,150	$134,265,100

Class R Shares:
Net assets	$229,921,276	$224,028,646	$300,808,150	$134,265,100
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	23,127,243	22,937,377	30,714,368	13,619,155

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.94	$9.77	$9.79	$9.86

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Continued)
April 30, 2018

RiskPro® Tactical
Assets:	0-30 Fund
Investments in unaffiliated securities, at cost	$35,255,681
Investments in affiliated securities, at cost	69,023,386
Total Securities, at cost	$104,279,067
Investments in unaffiliated securities, at fair value, net	$34,659,975
Investments in affiliated securities, at fair value, net	67,858,223
Total Securities, at fair value	$102,518,198
Receivable for Fund shares sold	12,961
Interest and dividends receivable	558
Prepaid expenses and other assets	7,175
Total Assets	102,538,892
Liabilities:
Payable for Fund shares redeemed	193,150
Payable for securities purchased	1,213,140
Accrued 12b-1 Fees	20,491
Accrued investment advisory fees	102,453
Payable to related parties	14,158
Accrued expenses and other liabilities	114,925
Total Liabilities	1,658,317
Net Assets	$100,880,575

Net Assets:
Paid in capital	$103,183,514
Undistributed net investment loss	(526,555)
Accumulated net realized loss on investments	(15,515)
Net unrealized depreciation on investments	(1,760,869)
Net Assets	$100,880,575

Class R Shares:
Net assets	$100,880,575
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	10,267,439

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.83

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Period* Ended April 30, 2018

	RiskPro® 30+	RiskPro® Aggressive	RiskPro® Alternative	RiskPro® Dynamic
	Fund	30+ Fund	0-15 Fund	0-10 Fund
Investment Income:
Dividend income	$33,175	$1,472,295	$925,555	$593,265
Interest income	2,696	6,686	1,759	1,617
Total Investment Income	35,871	1,478,981	927,314	594,882
Expenses:
Investment advisory fees	387,933	550,701	209,526	241,037
Distribution fees (12b-1) - Class R Shares	77,586	110,140	41,905	48,207
Administrative service fees	22,936	31,036	14,488	15,269
Shareholder services fee	165,064	200,247	90,429	137,474
Registration fees	11,166	11,166	11,166	11,166
Audit fees	15,051	15,051	15,051	15,051
Custodian fees	8,798	8,850	5,794	9,170
Compliance officer fees	3,819	3,934	2,119	3,897
Printing and postage expense	4,693	4,833	2,604	4,789
Legal fees	3,672	3,672	3,672	3,672
Trustees’ fees and expenses	5,826	5,826	5,826	5,826
Insurance expense	1,942	1,942	1,457	1,942
Miscellaneous Expense	17,708	18,188	10,133	18,026
Total Expenses	726,194	965,586	414,170	515,526
Net Investment Income/(Loss)	(690,323)	513,395	513,144	79,356

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investments	46,714	188,135	(15,954)	(128,662)
Distributions received from underlying investment companies	443,973	2,840,123	17	—
Total realized gain/(loss)	490,687	3,028,258	(15,937)	(128,662)
Net change in unrealized depreciation of:
Unaffiliated Investments	(884,883)	(5,387,108)	(1,131,775)	(734,363)
Total unrealized depreciation	(884,883)	(5,387,108)	(1,131,775)	(734,363)

Net Realized and Unrealized Loss on Investments	(394,196)	(2,358,850)	(1,147,712)	(863,025)
Net Decrease in Net Assets Resulting from Operations	$(1,084,519)	$(1,845,455)	$(634,568)	$(783,669)

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Period* Ended April 30, 2018

	RiskPro® Dynamic	RiskPro® Dynamic	RiskPro® PFG	RiskPro® PFG
	15-25 Fund	20-30 Fund**	0-15 Fund	30+ Fund
Investment Income:
Dividend income	$2,517,612	$234,230	$581,965	$712,469
Interest income	7,128	7,124	2,500	5,249
Total Investment Income	2,524,740	241,354	584,465	717,718
Expenses:
Investment advisory fees	896,243	206,149	248,580	483,518
Distribution fees (12b-1) - Class R Shares	179,249	41,230	49,716	96,704
Administrative service fees	47,997	12,890	16,382	27,835
Shareholder services fee	306,592	64,949	108,163	181,632
Registration fees	11,166	3,912	11,166	11,166
Audit fees	15,051	16,275	15,051	15,051
Custodian fees	11,278	4,651	6,716	8,512
Compliance officer fees	5,560	970	2,551	3,708
Printing and postage expense	6,831	1,191	3,135	4,556
Legal fees	3,671	1,151	3,672	3,672
Trustees’ fees and expenses	5,826	3,150	5,826	5,826
Insurance expense	2,428	761	1,456	1,941
Miscellaneous Expense	25,401	16,081	12,056	17,185
Total Expenses	1,517,293	373,360	484,470	861,306
Net Investment Income/(Loss)	1,007,447	(132,006)	99,995	(143,588)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss from investments	(592,567)	—	(8,318)	—
Distributions received from underlying investment companies	—	—	24,528	1,164,620
Total realized gain/(loss)	(592,567)	—	16,210	1,164,620
Net change in unrealized depreciation of:
Unaffiliated Investments	(2,441,010)	(2,442,388)	(1,503,361)	(1,071,619)
Total unrealized depreciation	(2,441,010)	(2,442,388)	(1,503,361)	(1,071,619)

Net Realized and Unrealized Gain/(Loss) on Investments	(3,033,577)	(2,442,388)	(1,487,151)	93,001
Net Decrease in Net Assets Resulting from Operations	$(2,026,130)	$(2,574,394)	$(1,387,156)	$(50,587)

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Commencement of operations and trading was March 15, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations
For the Period* Ended April 30, 2018

	RiskPro® PFG Aggressive	RiskPro® PFG Balanced	RiskPro® PFG Equity	RiskPro® PFG Global
	30+ Fund	20-30 Fund	30+ Fund	30+ Fund
Investment Income:
Dividend income	$1,475,118	$2,145,024	$1,589,532	$420,152
Income from affiliates	101,447	—	216,342	—
Interest income	9,316	26,494	19,037	5,696
Total Investment Income	1,585,881	2,171,518	1,824,911	425,848
Expenses:
Investment advisory fees	988,126	1,290,321	1,474,591	631,260
Distribution fees (12b-1) - Class R Shares	197,625	258,064	294,918	126,252
Administrative service fees	52,322	76,617	75,783	32,949
Shareholder services fee	375,424	363,521	390,874	187,566
Registration fees	11,166	11,333	11,166	11,166
Audit fees	15,051	15,276	15,051	15,051
Custodian fees	14,689	10,321	9,355	7,310
Compliance officer fees	7,763	4,605	4,189	2,677
Printing and postage expense	9,538	5,658	5,148	3,290
Legal fees	3,672	3,726	3,672	3,672
Trustees’ fees and expenses	5,827	5,913	5,826	5,826
Insurance expense	2,913	1,971	1,942	1,457
Miscellaneous Expense	35,174	21,563	19,629	12,688
Total Expenses	1,719,290	2,068,889	2,312,144	1,041,164
Net Investment Income/(Loss)	(133,409)	102,629	(487,233)	(615,316)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investments
Unaffiliated investments	2,165,108	(1,110,020)	(2,558,999)	1,197,240
Affiliated investments	106,754	—	(124,079)	—
Distributions received from underlying investment companies	2,475,401	3,407,115	74	697,433
Total realized gain/(loss)	4,747,263	2,297,095	(2,683,004)	1,894,673
Net change in unrealized depreciation of:
Unaffiliated Investments	(2,160,551)	(4,777,267)	(1,262,319)	(1,116,806)
Affiliated Investments	(3,744,099)	—	(849,592)	—
Total unrealized depreciation	(5,904,650)	(4,777,267)	(2,111,911)	(1,116,806)

Net Realized and Unrealized Gain/(Loss) on Investments	(1,157,387)	(2,480,172)	(4,794,915)	777,867
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,290,796)	$(2,377,543)	$(5,282,148)	$162,551

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Continued)
For the Period* Ended April 30, 2018

RiskPro® Tactical
0-30 Fund
Investment Income:
Dividend income	$148,009
Income from affiliates	200,868
Interest income	3,407
Total Investment Income	352,284
Expenses:
Investment advisory fees	427,553
Distribution fees (12b-1) - Class R Shares	85,511
Administrative service fees	25,101
Shareholder services fee	172,474
Registration fees	11,166
Audit fees	15,051
Custodian fees	5,775
Compliance officer fees	3,796
Printing and postage expense	4,666
Legal fees	3,672
Trustees’ fees and expenses	5,826
Insurance expense	1,942
Miscellaneous Expense	17,579
Total Expenses	780,112
Net Investment Loss	(427,828)

Net Realized and Unrealized Loss on Investments
Net realized gain/(loss) from investments
Unaffiliated investments	(14,944)
Affiliated investments	(571)
Total realized loss	(15,515)
Net change in unrealized depreciation of:
Unaffiliated Investments	(595,706)
Affiliated Investments	(1,165,163)
Total unrealized depreciation	(1,760,869)

Net Realized and Unrealized Loss on Investments	(1,776,384)
Net Decrease in Net Assets Resulting from Operations	$(2,204,212)

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

	RiskPro® 30+ Fund	RiskPro® Aggressive 30+ Fund
	Period* Ended	Period* Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(690,323)	$513,395
Distributions received from underlying investment companies	443,973	2,840,123
Net realized gain on investments	46,714	188,135
Net change in unrealized depreciation on investments	(884,883)	(5,387,108)
Net decrease in net assets resulting from operations	(1,084,519)	(1,845,455)
From Distributions to Shareholders:
Net Investment Income	—	(1,392,985)

From Shares of Beneficial Interest:
Proceeds from shares sold	98,070,470	140,040,513
Reinvestment of distributions	—	1,391,291
Cost of shares redeemed	(10,952,801)	(8,071,250)
Net increase in net assets from share transactions of beneficial interest	87,117,669	133,360,554
Total increase in net assets	86,033,150	130,122,114

Net Assets:
Beginning of period	—	—
End of period	$86,033,150	$130,122,114
Undistributed net investment loss at end of period	$(676,820)	$(828,415)

Share Activity:
Shares Sold	9,704,557	13,975,093
Shares Reinvested	—	140,534
Shares Redeemed	(1,079,452)	(814,626)
Net increase in shares of beneficial interest outstanding	8,625,105	13,301,001

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® Alternative 0-15 Fund	RiskPro® Dynamic 0-10 Fund
	Period* Ended	Period* Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income	$513,144	$79,356
Distributions received from underlying investment companies	17	—
Net realized loss on investments	(15,954)	(128,662)
Net change in unrealized depreciation on investments	(1,131,775)	(734,363)
Net decrease in net assets resulting from operations	(634,568)	(783,669)

From Distributions to Shareholders:
Net Investment Income	(715,434)	(121,259)

From Shares of Beneficial Interest:
Proceeds from shares sold	57,378,158	86,075,749
Reinvestment of distributions	713,849	121,052
Cost of shares redeemed	(6,562,934)	(31,067,147)
Net increase in net assets from share transactions of beneficial interest	51,529,073	55,129,654
Total increase in net assets	50,179,071	54,224,726

Net Assets:
Beginning of period	—	—
End of period	$50,179,071	$54,224,726
Undistributed net investment loss at end of period	$(164,288)	$(20,015)

Share Activity:
Shares Sold	5,815,563	8,677,776
Shares Reinvested	73,366	12,191
Shares Redeemed	(675,901)	(3,141,765)
Net increase in shares of beneficial interest outstanding	5,213,028	5,548,202

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® Dynamic 15-25 Fund	RiskPro® Dynamic 20-30 Fund
	Period* Ended	Period** Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$1,007,447	$(132,006)
Net realized loss on investments	(592,567)	—
Net change in unrealized depreciation on investments	(2,441,010)	(2,442,388)
Net decrease in net assets resulting from operations	(2,026,130)	(2,574,394)

From Distributions to Shareholders:
Net Investment Income	(1,760,716)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	231,503,026	160,806,817
Reinvestment of distributions	1,757,477	—
Cost of shares redeemed	(17,886,564)	(4,374,118)
Net increase in net assets from share transactions of beneficial interest	215,373,939	156,432,699
Total increase in net assets	211,587,093	153,858,305

Net Assets:
Beginning of period	—	—
End of period	$211,587,093	$153,858,305
Undistributed net investment loss at end of period	$(571,451)	$(132,006)

Share Activity:
Shares Sold	23,410,754	16,151,473
Shares Reinvested	179,518	—
Shares Redeemed	(1,829,846)	(444,014)
Net increase in shares of beneficial interest outstanding	21,760,426	15,707,459

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

**	Commencement of operations and trading was March 15, 2018.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG 0-15 Fund	RiskPro® PFG 30+ Fund
	Period* Ended	Period* Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$99,995	$(143,588)
Distributions received from underlying investment companies	24,528	1,164,620
Net realized loss on investments	(8,318)	—
Net change in unrealized depreciation on investments	(1,503,361)	(1,071,619)
Net decrease in net assets resulting from operations	(1,387,156)	(50,587)

From Distributions to Shareholders:
Net Investment Income	(225,012)	(663,883)

From Shares of Beneficial Interest:
Proceeds from shares sold	66,770,519	122,384,926
Reinvestment of distributions	224,501	662,718
Cost of shares redeemed	(6,638,707)	(8,380,624)
Net increase in net assets from share transactions of beneficial interest	60,356,313	114,667,020
Total increase in net assets	58,744,145	113,952,550

Net Assets:
Beginning of period	—	—
End of period	$58,744,145	$113,952,550
Undistributed net investment loss at end of period	$(125,017)	$(771,912)

Share Activity:
Shares Sold	6,727,986	12,194,745
Shares Reinvested	22,677	66,806
Shares Redeemed	(674,781)	(834,001)
Net increase in shares of beneficial interest outstanding	6,075,882	11,427,550

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Aggressive 30+ Fund	RiskPro® PFG Balanced 20-30 Fund
	Period* Ended	Period* Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(133,409)	$102,629
Distributions received from underlying investment companies	2,475,401	3,407,115
Net realized gain/(loss) on investments	2,271,862	(1,110,020)
Net change in unrealized depreciation on investments	(5,904,650)	(4,777,267)
Net decrease in net assets resulting from operations	(1,290,796)	(2,377,543)

From Distributions to Shareholders:
Net Investment Income	(1,428,683)	(1,273,343)

From Shares of Beneficial Interest:
Proceeds from shares sold	248,225,766	453,517,674
Reinvestment of distributions	1,426,876	1,251,747
Cost of shares redeemed	(17,011,887)	(227,089,889)
Net increase in net assets from share transactions of beneficial interest	232,640,755	227,679,532
Total increase in net assets	229,921,276	224,028,646

Net Assets:
Beginning of period	—	—
End of period	$229,921,276	$224,028,646
Undistributed net investment gain/(loss) at end of period	$—	$—

Share Activity:
Shares Sold	24,673,758	45,472,707
Shares Reinvested	143,405	126,057
Shares Redeemed	(1,689,920)	(22,661,387)
Net increase in shares of beneficial interest outstanding	23,127,243	22,937,377

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	RiskPro® PFG Equity 30+ Fund	RiskPro® PFG Global 30+ Fund
	Period* Ended	Period* Ended
	April 30,	April 30,
	2018	2018

Increase/(Decrease) in Net Assets From Operations:
Net investment loss	$(487,233)	$(615,316)
Distributions received from underlying investment companies	74	697,433
Net realized gain/(loss) on investments	(2,683,078)	1,197,240
Net change in unrealized depreciation on investments	(2,111,911)	(1,116,806)
Net increase/(decrease) in net assets resulting from operations	(5,282,148)	162,551

From Distributions to Shareholders:
Net Investment Income	(592,152)	(499,378)

From Shares of Beneficial Interest:
Proceeds from shares sold	414,872,800	229,542,255
Reinvestment of distributions	591,542	497,988
Cost of shares redeemed	(108,781,892)	(95,438,316)
Net increase in net assets from share transactions of beneficial interest	306,682,450	134,601,927
Total increase in net assets	300,808,150	134,265,100

Net Assets:
Beginning of period	—	—
End of period	$300,808,150	$134,265,100
Undistributed net investment loss at end of period	$(1,043,230)	$—

Share Activity:
Shares Sold	41,443,224	22,895,305
Shares Reinvested	59,571	49,749
Shares Redeemed	(10,788,427)	(9,325,899)
Net increase in shares of beneficial interest outstanding	30,714,368	13,619,155

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

RiskPro® Tactical 0-30 Fund
Period* Ended
April 30,
2018

Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(427,828)
Net realized loss on investments	(15,515)
Net change in unrealized depreciation on investments	(1,760,869)
Net decrease in net assets resulting from operations	(2,204,212)

From Distributions to Shareholders:
From Net Investment Income	(98,727)

From Shares of Beneficial Interest:
Proceeds from shares sold	114,494,555
Reinvestment of distributions	98,466
Cost of shares redeemed	(11,409,507)
Net increase in net assets from share transactions of beneficial interest	103,183,514
Total increase in net assets	100,880,575

Net Assets:
Beginning of period	—
End of period	$100,880,575
Undistributed net investment loss at end of period	$(526,555)

Share Activity:
Shares Sold	11,399,919
Shares Reinvested	9,846
Shares Redeemed	(1,142,326)
Net increase in shares of beneficial interest outstanding	10,267,439

*	Commencement of operations was December 11, 2017 and commencement of trading was on December 14, 2017.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)
Net realized and unrealized gain on investments (3)	0.06
Total income/(loss) from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (4)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$86,033
Ratio of gross expenses to average net assets (5,6)	2.34%
Ratio of net investment loss to average net assets (2,5,6)	(2.22)%
Fund turnover rate (7)	38%

*	RiskPro® 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.04
Net realized and unrealized loss on investments	(0.11)
Total income/(loss) from investment operations	(0.07)
Less distributions from:
Net investment income	(0.15)
Net asset value, end of period	$9.78
Total return (3)	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$130,122
Ratio of gross expenses to average net assets (4,5)	2.19%
Ratio of net investment income to average net assets (2,4,5)	1.17%
Fund turnover rate (6)	9%

*	RiskPro® Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Alternative 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.11
Net realized and unrealized loss on investments	(0.28)
Total income/(loss) from investment operations	(0.17)
Less distributions from:
Net investment income	(0.20)
Net asset value, end of period	$9.63
Total return (3)	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$50,179
Ratio of gross expenses to average net assets (4,5)	2.47%
Ratio of net investment income to average net assets (2,4,5)	3.06%
Fund turnover rate (6)	2%

*	RiskPro® Alternative 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 0-10 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02
Net realized and unrealized loss on investments	(0.23)
Total income/(loss) from investment operations	(0.21)
Less distributions from:
Net investment income	(0.02)
Net asset value, end of period	$9.77
Total return (3)	(2.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$54,225
Ratio of gross expenses to average net assets (4,5)	2.67%
Ratio of net investment income to average net assets (2,4,5)	0.41%
Fund turnover rate (6)	43%

*	RiskPro® Dynamic 0-10 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 15-25 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.05
Net realized and unrealized loss on investments	(0.22)
Total income/(loss) from investment operations	(0.17)
Less distributions from:
Net investment income	(0.11)
Net asset value, end of period	$9.72
Total return (3)	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$211,587
Ratio of gross expenses to average net assets (4,5)	2.12%
Ratio of net investment income to average net assets (2,4,5)	1.41%
Fund turnover rate (6)	13%

*	RiskPro® Dynamic 15-25 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Dynamic 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized loss on investments	(0.19)
Total income/(loss) from investment operations	(0.20)
Net asset value, end of period	$9.80
Total return (3)	(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$153,858
Ratio of gross expenses to average net assets (4,5)	2.26%
Ratio of net investment loss to average net assets (2,4,5)	(0.80)%
Fund turnover rate (6)	0%

*	RiskPro® Dynamic 20-30 Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 0-15 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02
Net realized and unrealized loss on investments	(0.30)
Total income/(loss) from investment operations	(0.28)
Less distributions from:
Net investment income	(0.05)
Net asset value, end of period	$9.67
Total return (3)	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$58,744
Ratio of gross expenses to average net assets (4,5)	2.44%
Ratio of net investment income to average net assets (2,4,5)	0.50%
Fund turnover rate (6)	1%

*	RiskPro® PFG 0-15 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments	0.06
Total income/(loss) from investment operations	0.05
Less distributions from:
Net investment income	(0.08)
Net asset value, end of period	$9.97
Total return (3)	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$113,953
Ratio of gross expenses to average net assets (4,5)	2.23%
Ratio of net investment income to average net assets (2,4,5)	(0.37)%
Fund turnover rate (6)	0%

*	RiskPro® PFG 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Aggressive 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments (3)	0.03
Total income/(loss) from investment operations	0.02
Less distributions from:
Net investment income	(0.08)
Net asset value, end of period	$9.94
Total return (4)	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$229,921
Ratio of gross expenses to average net assets (5,6)	2.17%
Ratio of net investment income to average net assets (2,5,6)	(0.17)%
Fund turnover rate (7)	106%

*	RiskPro® PFG Aggressive 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Balanced 20-30 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.00 (7)
Net realized and unrealized loss on investments	(0.18)
Total income/(loss) from investment operations	(0.18)
Less distributions from:
Net investment income	(0.05)
Net asset value, end of period	$9.77
Total return (3)	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$224,029
Ratio of gross expenses to average net assets (4,5)	2.00%
Ratio of net investment income to average net assets (2,4,5)	0.10%
Fund turnover rate (6)	63%

*	RiskPro® PFG Balanced 20-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Equity 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1)(2)	(0.02)
Net realized and unrealized loss on investments	(0.16)
Total income/(loss) from investment operations	(0.18)
Less distributions from:
Net investment income	(0.03)
Net asset value, end of period	$9.79
Total return (3)	(1.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$300,808
Ratio of gross expenses to average net assets (4,5)	1.96%
Ratio of net investment income to average net assets (2,4,5)	(0.41)%
Fund turnover rate (6)	63%

*	RiskPro® PFG Equity 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® PFG Global 30+ Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized loss on investments (3)	(0.06)
Total income/(loss) from investment operations	(0.11)
Less distributions from:
Net investment income	(0.03)
Net asset value, end of period	$9.86
Total return (4)	(1.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$134,265
Ratio of gross expenses to average net assets (5,6)	2.06%
Ratio of net investment income to average net assets (2,5,6)	(1.22)%
Fund turnover rate (7)	57%

*	RiskPro® PFG Global 30+ Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
RiskPro® Tactical 0-30 Fund

Selected data based on a share outstanding throughout the period indicated.

Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized loss on investments	(0.11)
Total income/(loss) from investment operations	(0.16)
Less distributions from:
Net investment income	(0.01)
Net asset value, end of period	$9.83
Total return (3)	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$100,881
Ratio of gross expenses to average net assets (4,5)	2.28%
Ratio of net investment income to average net assets (2,4,5)	(1.25)%
Fund turnover rate (6)	8%

*	RiskPro® Tactical 0-30 Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2018

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of thirteen different actively managed funds. Each fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the RiskPro® 30+ Fund (“30+ Fund”), the RiskPro® Aggressive 30+ Fund (“Aggressive 30+ Fund”), the RiskPro® Alternative 0-15 Fund (“Alternative 0-15 Fund”), the RiskPro® Dynamic 0-10 Fund (“Dynamic 0-10 Fund”), the RiskPro® Dynamic 15-25 Fund (“Dynamic 15-25 Fund”), the RiskPro® Dynamic 20-30 Fund (“Dynamic 20-30 Fund”), the RiskPro® PFG 0-15 Fund (“PFG 0-15 Fund”), the RiskPro® PFG 30+ Fund (“PFG 30+ Fund”), the RiskPro® PFG Aggressive 30+ Fund (“PFG Aggressive 30+ Fund”), the RiskPro® PFG Balanced 20-30 Fund (“PFG Balanced 20-30 Fund”), the RiskPro® PFG Equity 30+ Fund (“PFG Equity 30+ Fund”), the RiskPro® PFG Global 30+ Fund (“PFG Global 30+ Fund”), and the RiskPro® Tactical 0-30 Fund (“Tactical 0-30 Fund”) (each a “Fund” and collectively the “Funds”). Each Fund currently offers Class R shares. The investment objective of each Fund is as follows:

Fund	Primary Objective
30+ Fund	Aggressive Growth
Aggressive 30+ Fund	Aggressive Growth
Alternative 0-15 Fund	Limit the maximum range of total returns to a gain/loss of less than 15% over a forward-looking rolling 12 month period
Dynamic 0-10 Fund	Limit the maximum range of total returns to a gain/loss of less than 10% over a forward-looking rolling 12 month period
Dynamic 15-25 Fund	Limit the maximum range of total returns to a gain/loss of less than 25% over a forward-looking rolling 12 month period
Dynamic 20-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period
PFG 0-15 Fund	Limit the maximum range of total returns to a gain/loss of less than 15% over a forward-looking rolling 12 month period
PFG 30+ Fund	Aggressive Growth
PFG Aggressive 30+ Fund	Aggressive Growth
PFG Balanced 20-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period
PFG Equity 30+ Fund	Aggressive Growth
PFG Global 30+Fund	Aggressive Growth
Tactical 0-30 Fund	Limit the maximum range of total returns to a gain/loss of less than 30% over a forward-looking rolling 12 month period

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ investments measured at fair value:

30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$85,795,524	$—	$—	$85,795,524
Short-Term Investment	440,678	—	—	440,678
Total	$86,236,202	$—	$—	$86,236,202

Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,458,417	$—	$—	$38,458,417
Mutual Funds	91,287,536	—	—	91,287,536
Short-Term Investment	614,722	—	—	614,722
Total	$130,360,675	$—	$—	$130,360,675

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Alternative 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,816,543	$—	$—	$49,816,543
Short-Term Investment	686,319	—	—	686,319
Total	$50,502,862	$—	$—	$50,502,862

Dynamic 0-10 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,231,531	$—	$—	$53,231,531
Short-Term Investment	1,524,302	—	—	1,524,302
Total	$54,755,833	$—	$—	$54,755,833

Dynamic 15-25 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$210,960,587	$—	$—	$210,960,587
Short-Term Investment	1,149,299	—	—	1,149,299
Total	$212,109,886	$—	$—	$212,109,886

Dynamic 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,892,245	$—	$—	$11,892,245
Mutual Funds	140,963,549	—	—	140,963,549
Short-Term Investment	1,342,259	—	—	1,342,259
Total	$154,198,053	$—	$—	$154,198,053

PFG 0-15 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,958,335	$—	$—	$5,958,335
Mutual Funds	52,244,165	—	—	52,244,165
Short-Term Investment	735,984	—	—	735,984
Total	$58,938,484	$—	$—	$58,938,484

PFG 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,697,010	$—	$—	$5,697,010
Mutual Funds	107,508,165	—	—	107,508,165
Short-Term Investment	1,137,387	—	—	1,137,387
Total	$114,342,562	$—	$—	$114,342,562

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

PFG Aggressive 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$230,247,014	$—	$—	$230,247,014
Short-Term Investment	327,716	—	—	327,716
Total	$230,574,730	$—	$—	$230,574,730

PFG Balanced 20-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,091,099	$—	$—	$47,091,099
Mutual Funds	176,745,190	—	—	176,745,190
Short-Term Investment	2,521,280	—	—	2,521,280
Total	$226,357,569	$—	$—	$226,357,569

PFG Equity 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$238,790,478	$—	$—	$238,790,478
Mutual Funds	59,900,144	—	—	59,900,144
Short-Term Investment	2,570,856	—	—	2,570,856
Total	$301,261,478	$—	$—	$301,261,478

PFG Global 30+ Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,131,017	$—	$—	$19,131,017
Mutual Funds	114,477,166	—	—	114,477,166
Short-Term Investment	1,010,415	—	—	1,010,415
Total	$134,618,598	$—	$—	$134,618,598

Tactical 0-30 Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$100,999,760	$—	$—	$100,999,760
Short-Term Investment	1,518,438	—	—	1,518,438
Total	$102,518,198	$—	$—	$102,518,198

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions expected to be taken in the Funds’ April 30, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska State, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the period ended April 30, 2018, the Funds did not have any interest or penalties.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2018, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
30+ Fund	$118,611,350	$31,977,657
Aggressive 30+ Fund	145,902,500	10,947,895
Alternative 0-15 Fund	51,990,022	1,025,750
Dynamic 0-10 Fund	77,296,970	23,202,414
Dynamic 15-25 Fund	239,230,977	25,236,798
Dynamic 20-30 Fund	155,298,182	—
PFG 0-15 Fund	60,164,149	449,970
PFG 30+ Fund	114,276,794	—
PFG Aggressive 30+ Fund	462,593,597	228,713,795
PFG Balanced 20-30 Fund	402,864,961	173,141,385
PFG Equity 30+ Fund	495,034,334	191,548,723
PFG Global 30+ Fund	214,055,910	80,528,161
Tactical 0-30 Fund	109,981,399	7,205,255

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the period ended April 30, 2018, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
30+ Fund	$387,933
Aggressive 30+ Fund	550,701
Alternative 0-15 Fund	209,526
Dynamic 0-15 Fund	241,037
Dynamic 15-25 Fund	896,243
Dynamic 20-30 Fund	206,149
PFG 0-15 Fund	248,580
PFG 30+ Fund	483,518
PFG Aggressive 30+ Fund	988,126
PFG Balanced 20-30 Fund	1,290,321
PFG Equity 30+ Fund	1,474,591
PFG Global 30+ Fund	631,260
Tactical 0-30 Fund	427,553

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended April 30, 2018, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 fee
30+ Fund	$77,586
Aggressive 30+ Fund	110,140
Alternative 0-15 Fund	41,905
Dynamic 0-10 Fund	48,207
Dynamic 15-25 Fund	179,249
Dynamic 20-30 Fund	41,230
PFG 0-15 Fund	49,716
PFG 30+ Fund	96,704
PFG Aggressive 30+ Fund	197,625
PFG Balanced 20-30 Fund	258,064
PFG Equity 30+ Fund	294,918
PFG Global 30+ Fund	126,252
Tactical 0-30 Fund	85,511

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the periods ended April 30, 2018 with affiliated companies are as follows:

PFG Aggressive 30+ Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Value-End of Period
971897814	Wilshire International Equity Fund	$—	$100,464,781	$7,356,972	$144,622	$(696,107)	$92,556,324
971897509	Wilshire Large Company Growth	—	33,159,522	1,599,970	(37,355)	(1,208,118)	30,314,079
971897608	Wilshire Large Company Value	—	44,789,499	—	—	(1,303,955)	43,485,544
971897707	Wilshire Small Company Growth	—	9,430,407	—	—	(277,691)	9,152,716
971897806	Wilshire Small Company Value	—	9,395,987	33,658	(513)	(258,228)	9,103,588

PFG Equity 30+ Fund
						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period
464289420	iShares Russell Top 200 Value ETF	$—	$28,516,532	$6,278,071	$(124,079)	$(849,592)	$21,264,790

Tactical 0-30 Fund
						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Period
58510R655	Meeder Spectrum Fund	$—	$10,231,875	$37,000	$328	$(96,619)	$10,098,584
58510R721	Meeder Balanced Fund	—	59,039,982	210,900	(899)	(1,068,544)	57,759,639

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
30+ Fund	$87,155,796	$431,304	$(1,350,898)	$(919,594)
Aggressive 30+ Fund	135,748,044	294,514	(5,681,883)	(5,387,369)
Alternative 0-15 Fund	51,656,294	6,531	(1,159,963)	(1,153,432)
Dynamic 0-10 Fund	55,616,163	24,953	(885,283)	(860,330)
Dynamic 15-25 Fund	214,951,116	487,481	(3,328,711)	(2,841,230)
Dynamic 20-30 Fund	156,640,441	—	(2,442,388)	(2,442,388)
PFG 0-15 Fund	60,450,162	54,248	(1,565,926)	(1,511,678)
PFG 30+ Fund	115,414,181	1,402,821	(2,474,440)	(1,071,619)
PFG Aggressive 30+ Fund	236,505,051	—	(5,930,321)	(5,930,321)
PFG Balanced 20-30 Fund	231,989,791	113,249	(5,745,471)	(5,632,222)
PFG Equity 30+ Fund	303,524,161	1,267,120	(3,529,803)	(2,262,683)
PFG Global 30+ Fund	136,186,993	716,901	(2,285,296)	(1,568,395)
Tactical 0-30 Fund	104,286,935	—	(1,768,737)	(1,768,737)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the period ended April 30, 2018, was as follows:

For fiscal period ended	Ordinary	Long-Term	Return of
4/30/2018	Income	Capital Gains	Capital	Total
30+ Fund	$—	$—	$—	$—
Aggressive 30+ Fund	1,392,985	—	—	1,392,985
Alternative 0-15 Fund	683,152	—	32,282	715,434
Dynamic 0-10 Fund	99,371	—	21,888	121,259
Dynamic 15-25 Fund	1,578,898	—	181,818	1,760,716
Dynamic 20-30 Fund	—	—	—	—
PFG 0-15 Fund	225,012	—	—	225,012
PFG 30+ Fund	628,324	35,559	—	663,883
PFG Aggressive 30+ Fund	1,428,683	—	—	1,428,683
PFG Balanced 20-30 Fund	1,273,343	—	—	1,273,343
PFG Equity 30+ Fund	555,997	—	36,155	592,152
PFG Global 30+ Fund	499,378	—	—	499,378
Tactical 0-30 Fund	98,727	—	—	98,727

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
30+ Fund	$67,985	$443,910	$(676,820)	$—	$—	$(919,594)	$(1,084,519)
Aggressive 30+ Fund	137,498	2,839,846	(828,415)	—	—	(5,387,369)	(3,238,440)
Alternative 0-15 Fund	—	—	(164,288)	—	—	(1,153,432)	(1,317,720)
Dynamic 0-10 Fund	—	—	(22,710)	—	—	(860,330)	(883,040)
Dynamic 15-25 Fund	—	—	(763,798)	—	—	(2,841,230)	(3,605,028)
Dynamic 20-30 Fund	—	—	(132,006)	—	—	(2,442,388)	(2,574,394)
PFG 0-15 Fund	43,171	24,527	(168,188)	—	—	(1,511,678)	(1,612,168)
PFG 30+ Fund	—	1,129,061	(771,912)	—	—	(1,071,619)	(714,470)
PFG Aggressive 30+ Fund	2,392,412	818,430	—	—	—	(5,930,321)	(2,719,479)
PFG Balanced 20-30 Fund	706,369	1,274,967	—	—	—	(5,632,222)	(3,650,886)
PFG Equity 30+ Fund	—	—	(3,575,462)	—	—	(2,262,683)	(5,838,145)
PFG Global 30+ Fund	1,083,199	148,369	—	—	—	(1,568,395)	(336,827)
Tactical 0-30 Fund	160,610	—	(694,812)	—	—	(1,768,737)	(2,302,939)

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
30+ Fund	$676,820
Aggressive 30+ Fund	828,415
Alternative 0-15 Fund	164,288
Dynamic 0-10 Fund	20,015
Dynamic 15-25 Fund	571,451
Dynamic 20-30 Fund	132,006
PFG 0-15 Fund	168,188
PFG 30+ Fund	771,912
PFG Aggressive 30+ Fund	—
PFG Balanced 20-30 Fund	—
RiskPro PFG Equity 30+ Fund	1,043,230
RiskPro PFG Global 30+ Fund	—
RiskPro Tactical 0-30 Fund	687,165

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
30+ Fund	$—
Aggressive 30+ Fund	—
Alternative 0-15 Fund	—
Dynamic 0-10 Fund	2,695
Dynamic 15-25 Fund	192,347
Dynamic 20-30 Fund	—
PFG 0-15 Fund	—
PFG 30+ Fund	—
PFG Aggressive 30+ Fund	—
PFG Balanced 20-30 Fund	—
PFG Equity 30+ Fund	2,532,232
PFG Global 30+ Fund	—
Tactical 0-30 Fund	7,647

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, and the reclass of Fund distributions, resulted in reclassification for the tax period ended April 30, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
30+ Fund	$—	$13,503	$(13,503)
Aggressive 30+ Fund	—	51,175	(51,175)
Alternative 0-15 Fund	(32,282)	38,002	(5,720)
Dynamic 0-10 Fund	(21,888)	21,888	—
Dynamic 15-25 Fund	(181,818)	181,818	—
Dynamic 20-30 Fund	—	—	—
PFG 0-15 Fund	—	—	—
PFG 30+ Fund	—	35,559	(35,559)
PFG Aggressive 30+ Fund	—	1,562,092	(1,562,092)
PFG Balanced 20-30 Fund	—	1,170,714	(1,170,714)
PFG Equity 30+ Fund	(36,155)	36,155	—
PFG Global 30+ Fund	—	1,114,694	(1,114,694)
Tactical 0-30 Fund	—	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
Portfolio	Beneficial Owner	Shares
30+ Fund	NFS	43%
Aggressive 30+ Fund	Charles Schwab	26%
	NFS	41%
Alternative 0-15 Fund	NFS	41%
Dynamic 0-10 Fund	NFS	41%
Dynamic 15-25 Fund	NFS	42%
Dynamic 20-30 Fund	NFS	42%
PFG 30+ Fund	NFS	43%
PFG Aggressive 30+ Fund	NFS	42%
PFG 0-15 Fund	NFS	41%
PFG Balanced 20-30 Fund	NFS	37%
	Pershing	36%
PFG Equity 30+ Fund	NFS	49%
PFG Global 30+ Fund	NFS	45%
Tactical 0-30 Fund	NFS	42%

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of April 30, 2018, Dynamic 0-10 Fund invested a portion of its assets in PIMCO Total Return Fund – Institutional Class (the “PIMCO Fund”). The PIMCO Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the PIMCO Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic 0-10 Fund will be directly affected by the performance of the PIMCO Fund. The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2018, the percentage of Dynamic 0-10 Fund’s net assets invested in the PIMCO Fund was 39.27%.

As of April 30, 2018, PFG Aggressive 30+ Fund invested a portion of its assets in Wilshire International Equity Fund – Institutional Class (the “Wilshire Fund”). The Wilshire Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Wilshire Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of PFG Aggressive 30+ Fund will be directly affected by the performance of the Wilshire Fund. The financial statements of the Wilshire Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2018, the percentage of PFG Aggressive 30+ Fund’s net assets invested in the Wilshire Fund was 40.26%.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

As of April 30, 2018, Tactical 0-30 Fund invested a portion of its assets in Meeder Balanced Fund – Institutional Class (the “Meeder Fund”). The Meeder Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Meeder Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Tactical 0-30 Fund will be directly affected by the performance of the Meeder Fund. The financial statements of the Meeder Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2018, the percentage of Tactical 0-30 Fund’s net assets invested in the Meeder Fund was 57.26%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, and RiskPro® Tactical 0-30 Fund and Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, and RiskPro® Tactical 0-30 Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period of commencement of operations of December 14, 2017 (with the exception of RiskPro® Dynamic 20-30 Fund, which is March 15, 2018) to April 30, 2018 (“the inception period”, collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the inception period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of certain previously related investment companies within the Fund family since 2008.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2018

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
April 30, 2018 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value 4/30/2018	During Period	Value 4/30/2018	During Period
RiskPro® 30+ Fund*	2.34%	$1,000.00	$997.00	$8.83	$1,013.19	$11.68
RiskPro® Aggressive 30+ Fund*	2.19%	$1,000.00	$992.30	$8.25	$1,013.93	$10.94
RiskPro® Alternative 0-15 Fund*	2.47%	$1,000.00	$982.30	$9.26	$1,012.55	$12.33
RiskPro® Dynamic 0-10 Fund*	2.67%	$1,000.00	$978.80	$9.99	$1,011.55	$13.32
RiskPro® Dynamic 15-25 Fund*	2.12%	$1,000.00	$983.30	$7.95	$1,014.28	$10.59
RiskPro® Dynamic 20-30 Fund**	2.26%	$1,000.00	$980.00	$2.82	$1,013.59	$11.28
RiskPro® PFG 0-15 Fund*	2.44%	$1,000.00	$972.00	$9.10	$1,012.69	$12.18
RiskPro® PFG 30+ Fund*	2.23%	$1,000.00	$1,005.00	$8.45	$1,013.74	$11.13
RiskPro® PFG Aggressive 30+ Fund*	2.17%	$1,000.00	$1,002.30	$8.21	$1,014.03	$10.84
RiskPro® PFG Balanced 20-30 Fund*	2.00%	$1,000.00	$981.60	$7.49	$1,014.88	$9.99
RiskPro® PFG Equity 30+ Fund*	1.96%	$1,000.00	$981.50	$7.34	$1,015.08	$9.79
RiskPro® PFG Global 30+ Fund*	2.06%	$1,000.00	$988.80	$7.74	$1,014.58	$10.29
RiskPro® Tactical 0-30 Fund*	2.28%	$1,000.00	$984.30	$8.55	$1,013.49	$11.38

*	“Actual” expense information is for the period from 12/14/17 (date of initial investment) to 4/30/18. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 138/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	“Actual” expense information is for the period from 3/15/18 (date of initial investment) to 4/30/18. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 46/365 (to reflect the period from initial investment to April 30, 2018). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® 30+ Fund, RiskPro® Tactical 0-30 Fund, RiskPro® PFG-0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, and RiskPro® Aggressive 30+ Fund (Adviser – The Pacific Financial Group, LLC)*

In connection with the regular meeting held on June 27, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“Adviser”) and the Trust, with respect to the RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® 30+ Fund, RiskPro® Tactical 0-30 Fund, RiskPro® PFG-0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, and RiskPro® Aggressive 30+ Fund (collectively referred to as the “RiskPro® Funds”) In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Pacific Financial Group, Inc., an entity which would soon reorganize into the Adviser, was founded in 1984 and managed approximately $1.44 billion in assets, providing a range of investment management and financial services to professional financial advisers and their clients, including eight funds currently existing in the Trust. They reviewed the background information of the key investment personnel that would be responsible for servicing the RiskPro® Funds, taking into consideration their education and noting that the team had diverse financial industry experience. The Trustees considered that the Adviser stated that they intend to utilize a proprietary investment process referred to as “Rational Analysis,” which combined financial research, technical analysis, and quantitative analysis to make investment decisions in support of each RiskPro® Fund’s investment objective, but would also incorporate the RiskPro® system as a new process to manage to targeted levels of volatility over a rolling twelve-month period with the stated goal of limiting portfolio losses to amounts identified in each RiskPro® Fund’s name. They further stipulated that each RiskPro® Fund would be risk measured on a regular basis but at least monthly. They also discussed the Adviser’s research process and risk management culture, evidenced by processes that attempt to mitigate the various risks through monitoring of the economy, interest rates, and geopolitical events. The Trustees noted that the Adviser would monitor compliance with each RiskPro® Fund’s investment limitations by reviewing each RiskPro® Fund’s day-to-day activities and reviewing trades and holdings to confirm all were acceptable and within investment guidelines. They considered that the Adviser selected broker-dealers based on a quarterly review and evaluation based on qualitative, operational and service factors. The Trustees appreciated the Adviser’s focus on risk management, compliance, and willingness to invest in resources the investment team could use to support the investment process. The Board concluded that the Adviser was well positioned to provide quality service to the RiskPro® Funds and each RiskPro® Fund’s shareholders.

Performance. The Trustees reviewed the investment objective of each RiskPro® Fund and its anticipated Morningstar category. They reviewed performance of separately managed accounts and open end funds managed by the portfolio management team at the Adviser using strategies similar to each RiskPro® Fund, and agreed that performance of these accounts and funds compared reasonably to benchmark indices in each instance. The Trustees noted that the separately managed accounts and mutual funds for which performance information had been provided might not be directly comparable because they were not managed in an identical fashion to the RiskPro® Funds in light of the fact that those accounts and funds did not employ the RiskPro® overlay. The Trustees discussed the Adviser’s use of allocation models produced by Research Providers and intended to invest in funds managed by each Research Provider. After discussion, the Trustees concluded that the Adviser had the potential to provide satisfactory performance for each RiskPro® Fund.

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Fees and Expenses. The Trustees reviewed the proposed advisory fee of each of the RiskPro® Funds and noted the Adviser had agreed to the Board’s request that it propose a reduced fee for advisory services to each RiskPro® Fund. They reviewed each RiskPro® Fund’s estimated net expense ratio, which ranged between 2.40% and 3.15%. They noted that the advisory fee of 1.25% and net expense ratio for each RiskPro® Fund was higher than the peer group and custom Morningstar category medians and averages, while remaining within the range of the Morningstar category in each case. The Trustees further acknowledged that the advisory fee and net expense ratio for some RiskPro® Funds was near or beyond the high end of the range for the RiskPro® Fund’s peer group as determined by Morningstar but given the additional portfolio work and processes described by the Adviser as well as the Adviser’s commitment to financial intermediaries and the proposed active mandates, the Trustees agreed that the fee for each RiskPro® Fund was not unreasonable.

Economies of Scale. The Trustees reviewed the Adviser’s asset projections, and noted the Adviser’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term, and that the Adviser expected to utilize capital from growth to implement a variety of enhancements that could indirectly benefit shareholders. They considered, however, the Adviser’s willingness to discuss the matter of economies as each RiskPro® Fund’s size materially increased. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement. The Trustees acknowledged that the Adviser had agreed to implement a breakpoint at which each RiskPro® Fund’s advisory fee would be reduced by 5 basis points when aggregate RiskPro® Fund assets exceed $3 billion. The Trustees agreed that the proposed breakpoint adequately addressed the issue of economies of scale and is an appropriate level at which to share economies with shareholders.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser. They noted that because each of the RiskPro® Funds had not yet commenced operations, the profitability analysis provided for each was an estimate based on projected asset growth over the first 24 months of operation. They noted that the Adviser anticipated realizing a reasonable profit, measured both in dollars and as a percentage of revenues, in both the first and the second year of operations for each of the RiskPro® Funds. They reasoned that based on the information provided by the Adviser, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from Pacific Financial Group, LLC as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the Advisory Agreement was in the best interests of each of the RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® 30+ Fund, RiskPro® Tactical 0-30 Fund, RiskPro® PFG-0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, and RiskPro® Aggressive 30+ Fund and their future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	13	Northern Lights Variable Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

4/30/18 – NLFT_v2

THE PACIFIC FINANCIAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice- President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC.	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2018, the Trust was comprised of 82 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/18 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
2077 West Coast Highway
Newport Beach, CA 92663

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $156,000

(b)	Audit-Related Fees

2018 - $0

(c)	Tax Fees

2018 - $32,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2018

Audit-Related Fees:    0.00%

Tax Fees:    0.00%

All Other Fees:   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $32,500

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 7/6/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/6/18